5. GROUP STRUCTURE (Details 3) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NON CURRENT ASSETS
Property, plant and equipment	$ 125,005	$ 111,571
Intangible assets	6,080	6,354
Financial assets at amortized cost	44,644	32,977
Trade and other receivables	9,521	7,444
Total non current assets	156,474	139,467
CURRENT ASSETS
Inventories	5,169	4,266	$ 6,191	$ 558
Financial assets at fair value through profit and loss	15,273	21,576
Trade and other receivables	26,489	28,267
Cash and cash equivalents	9,097	1,179	$ 2,613	$ 1,282
Total current assets	57,361	55,331
Assets classified as held for sale	0	18,457
NON CURRENT LIABILITIES
Defined benefit plans	1,175	1,464
Deferred tax liabilities	15,354	16,686
Provisions	5,499	6,549
Total non current liabilities	101,546	91,250
CURRENT LIABILITIES
Trade and other payables	24,756	26,655
Salaries and social security payable	2,726	3,180
Defined benefit plans	162	179
Income tax and minimum notional income tax provision	1,084	1,392
Taxes payables	2,052	2,901
Provisions	871	1,179
Total current liabilities	44,606	44,236
Liabilities associated to assets classified as held for sale	$ 0	3,499
Oil and gas
NON CURRENT ASSETS
Property, plant and equipment		11,139
Intangible assets		459
Financial assets at amortized cost		52
Trade and other receivables		9
Total non current assets		11,659
CURRENT ASSETS
Inventories		226
Financial assets at fair value through profit and loss		1,005
Trade and other receivables		629
Cash and cash equivalents		238
Total current assets		2,098
Assets classified as held for sale		13,757
NON CURRENT LIABILITIES
Defined benefit plans		143
Deferred tax liabilities		837
Provisions		1,361
Total non current liabilities		2,341
CURRENT LIABILITIES
Trade and other payables		576
Salaries and social security payable		69
Defined benefit plans		3
Income tax and minimum notional income tax provision		38
Taxes payables		173
Provisions		75
Total current liabilities		934
Liabilities associated to assets classified as held for sale		3,275
Refining y distribution
NON CURRENT ASSETS
Property, plant and equipment		1,652
Intangible assets		154
Financial assets at amortized cost		0
Trade and other receivables		0
Total non current assets		1,806
CURRENT ASSETS
Inventories		2,894
Financial assets at fair value through profit and loss		0
Trade and other receivables		0
Cash and cash equivalents		0
Total current assets		2,894
Assets classified as held for sale		4,700
NON CURRENT LIABILITIES
Defined benefit plans		86
Deferred tax liabilities		0
Provisions		77
Total non current liabilities		163
CURRENT LIABILITIES
Trade and other payables		0
Salaries and social security payable		0
Defined benefit plans		9
Income tax and minimum notional income tax provision		0
Taxes payables		0
Provisions		52
Total current liabilities		61
Liabilities associated to assets classified as held for sale		224
Total
NON CURRENT ASSETS
Property, plant and equipment		12,791
Intangible assets		613
Financial assets at amortized cost		52
Trade and other receivables		9
Total non current assets		13,465
CURRENT ASSETS
Inventories		3,120
Financial assets at fair value through profit and loss		1,005
Trade and other receivables		629
Cash and cash equivalents		238
Total current assets		4,992
Assets classified as held for sale		18,457
NON CURRENT LIABILITIES
Defined benefit plans		229
Deferred tax liabilities		837
Provisions		1,438
Total non current liabilities		2,504
CURRENT LIABILITIES
Trade and other payables		576
Salaries and social security payable		69
Defined benefit plans		12
Income tax and minimum notional income tax provision		38
Taxes payables		173
Provisions		127
Total current liabilities		995
Liabilities associated to assets classified as held for sale		$ 3,499